Equity (Details)	Jun. 30, 2025 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	4,268,778,787
Shares in treasury	270,228,793
Total issued shares	4,539,007,580
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	4,268,778,775
Shares in treasury	270,228,793
Total issued shares	4,539,007,568
Previ [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	394,305,082
Previ [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	394,305,082
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Mitsui Co. Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Blackrock Inc [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	289,063,618
Blackrock Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	289,063,618
Shareholders With More Than 5 Of Total Capital [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	969,715,755
Shareholders With More Than 5 Of Total Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	969,715,755
Free Floating [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,299,063,020
Free Floating [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,299,063,020
Golden Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12
Total issued shares	12
Golden Shares [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12